Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments (Textual) [Abstract]
Included in investments accounted for under the equity method	$ 29.1	$ 46.0
Percentage of equity in common stock of private companies cover under strategic investment	Less than 20%